SCHEDULE OF CONVERTIBLE CONVERSION OF ACCRUED INTEREST AND PRINCIPAL (Details) - Private Placement [Member] - 2022 Notes [Member]	Aug. 31, 2022 USD ($) shares [1]
Short-Term Debt [Line Items]
Principal Converted	$ 1,467,000
Accrued interest converted	$ 53,371
Shares issued | shares	6,081,484

[1]	Net cash received for these notes were $1,380,960, after a Debt Discount of $86,040 was paid to the sole Placement Agent: WallachBeth Capital, LLC (Member FINRA / SIPC).